Related Party Transactions - Schedule of Related Parties with Transactions (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Mr. Shoucheng Lei [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	A shareholder of the Group	A shareholder of the Group
Ocean Master Worldwide Corporation [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Mr. Shoucheng Lei, Ms. Luan Chen and Mr. Jun Li, shareholders of the Group	Controlled by Mr. Shoucheng Lei, Ms. Luan Chen and Mr. Jun Li, shareholders of the Group
Rui Da Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Related to Mr. Dong Zhang	Related to Mr. Dong Zhang
Topsheen Shipping Singapore Pte. Ltd.[Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Related to Mr. Dong Zhang	Related to Mr. Dong Zhang
Topsheen Bulk Singapore Pte. Ltd. [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Related to Mr. Dong Zhang	Related to Mr. Dong Zhang
Xun Da Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Group Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Mr. Shoucheng Lei	Controlled by Mr. Shoucheng Lei
Nanjing Top Confidence Marine Management Co., Ltd [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Mr. Shoucheng Lei	Controlled by Mr. Shoucheng Lei
Mei Da Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation	Controlled by Ocean Master Worldwide Corporation
Tong Da Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation	Controlled by Ocean Master Worldwide Corporation
Keen Best Shipping Co Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation	Controlled by Ocean Master Worldwide Corporation
Mr. Dong Zhang [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Family member of Mr. Jun Li	Family member of Mr. Jun Li
Mr. Qing Xu [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Family member of Ms. Luan Chen	Family member of Ms. Luan Chen
Top Corporation Shipping Limited [Member]
Schedule of Related Parties with Transactions [Line Items]
Relationship to the Group	Controlled by Ocean Master Worldwide Corporation	Controlled by Ocean Master Worldwide Corporation